RELATED PARTY TRANSACTIONS - Significant related party balances (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Contract liabilities - related parties	$ 11,036	$ 1	$ 8
Operating lease liabilities, current	14,526	16,760
Investment securities - related parties		3,326
Loan receivable from a related party	224,042
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable	19,674	22,430	8,545
Contract liabilities - related parties	11,036	1	8
Prepayments and other current assets	40,381	28,744	8,732
Other non-current assets	2,689	2,706
Accounts payable	413,779	340,419	5,770
Accrued expenses and other current liabilities	230,993	289,845	183,216
Other non-current liabilities	1,548	1,634	1,584
Operating lease liabilities-related parties, current	995	840	13
Operating lease liabilities, non-current	11,314	12,064	170
Investment securities - related parties	2,168	$ 3,326	$ 8,411
Loan receivable from a related party	$ 224,042